Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	¥ (6,917)	¥ (16,546)	¥ 4,365
Tax effects	1,941	4,235	(2,056)
Changes in fair value of financial assets measured at fair value through OCI	(4,976)	(12,311)	2,309
Remeasurement of defined benefit pension plans:
Amounts arising during the year	2,382	(9,277)	(7,172)
Tax effects	(468)	2,231	2,170
Remeasurement of defined benefit pension plans	1,914	(7,046)	(5,002)
Exchange differences on translation of foreign operations:
Amounts arising during the year	851,651	(153,790)	956,254
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	851,651	(153,790)	956,254
Tax effects	52,244	445	12,588
Exchange differences on translation of foreign operations	903,895	(153,345)	968,842
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	(14,206)	(16,363)	(16,150)
Reclassification adjustments to profit or (loss)	14,206	16,363	16,150
Before tax effects	0	0	0
Tax effects	0	0	0
Changes in fair value of financial assets measured at fair value through OCI	0	0	0
Cash flow hedges:
Amounts arising during the year	111,908	3,627	171,059
Reclassification adjustments to profit or (loss)	(70,433)	(6,453)	(137,265)
Before tax effects	41,476	(2,826)	33,794
Tax effects	(12,526)	1,870	(10,338)
Cash flow hedges	28,950	(956)	23,456
Hedging cost:
Amounts arising during the year	6,155	18,663	12,392
Reclassification adjustments to profit or (loss)	(1,542)	(7,350)	(2,024)
Before tax effects	4,613	11,313	10,368
Tax effects	(1,454)	(3,350)	(3,171)
Hedging cost	3,159	7,963	7,197
Share of other comprehensive loss of investments accounted for using the equity method:
Amounts arising during the year	(541)	(145)	(1,793)
Reclassification adjustments to profit or (loss)	0	0	0
Before tax effects	(541)	(145)	(1,793)
Tax effects	0	0	0
Share of other comprehensive loss of investments accounted for using the equity method	(541)	(145)	(1,793)
Other comprehensive income (loss) for the year, net of tax	¥ 932,401	¥ (165,841)	¥ 995,009